Income Taxes - Schedule of Reconciliation of the Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of the Provision for Income Taxes [Line items]
Income before provision for taxes	$ 409,359	$ 4,306,224	$ 1,305,948
Macau corporate income tax rate	12.00%	12.00%	12.00%
Income tax provision computed at Macau statutory corporate income tax rate	$ 133,625	$ 596,914	$ 183,930
Income not subject to income tax	(8,960)	(8,930)	(8,928)
Uncertain tax positions
Income taxes provision	124,665	587,984	175,002
Epsium BVI [Member]
Schedule of Reconciliation of the Provision for Income Taxes [Line items]
Income before provision for taxes	(699,020)	(658,866)	(216,894)
Epsium HK [Member]
Schedule of Reconciliation of the Provision for Income Taxes [Line items]
Income before provision for taxes	(5,157)	(9,194)	(9,911)
Luz [Member]
Schedule of Reconciliation of the Provision for Income Taxes [Line items]
Income before provision for taxes	$ 1,113,536	$ 4,974,284	$ 1,532,753